LEASES - Lease obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities included in the statement of financial position
Current	$ 36,466	$ 32,988
Non-current	114,876	98,445
Total lease obligations	$ 151,342	$ 131,433